Consolidated Statements of Convertible Preffered Stock and Stockholders’ Deficit (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of common stock in transaction costs	$ 863,474